State Street International Developed Equity Index Fund Performance Management - State Street International Developed Equity Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to the Index. The Fund will make updated performance information, including its current net asset value, available at the Fund's website: www.statestreet.com/im.
Performance One Year or Less [Text]	Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.